PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Natixis Vaughan Nelson Mid Cap ETF

Shares	Description	Value (†)

Common Stocks – 91.1% of Net Assets
	Aerospace & Defense – 1.0%
335	Axon Enterprise, Inc.(a)	$75,325

	Banks – 0.7%
1,757	Bank of NT Butterfield & Son Ltd.	47,439

	Building Products – 1.4%
653	Allegion PLC	69,695
1,453	AZEK Co., Inc.(a)	34,203

		103,898

	Capital Markets – 9.3%
231	Ares Management Corp., Class A	19,275
4,703	Brightsphere Investment Group, Inc.	110,897
859	Cboe Global Markets, Inc.	115,312
539	FactSet Research Systems, Inc.	223,733
2,950	Nasdaq, Inc.	161,276
366	Raymond James Financial, Inc.	34,137

		664,630

	Chemicals – 3.0%
1,289	Axalta Coating Systems Ltd.(a)	39,044
1,159	FMC Corp.	141,549
391	LyondellBasell Industries NV, Class A	36,711

		217,304

	Commercial Services & Supplies – 4.0%
2,136	Republic Services, Inc.	288,830

	Communications Equipment – 3.5%
877	Motorola Solutions, Inc.	250,936

	Construction & Engineering – 3.8%
5,866	WillScot Mobile Mini Holdings Corp.(a)	274,998

	Construction Materials – 1.5%
632	Vulcan Materials Co.	108,426

	Consumer Staples Distribution & Retail – 1.0%
1,228	Performance Food Group Co.(a)	74,098

	Containers & Packaging – 1.7%
196	Avery Dennison Corp.	35,070
1,019	Crown Holdings, Inc.	84,282

		119,352

	Diversified Consumer Services – 0.8%
492	Grand Canyon Education, Inc.(a)	56,039

	Electric Utilities – 4.0%
2,710	Alliant Energy Corp.	144,714

Shares	Description	Value (†)

Common Stocks – continued
	Electric Utilities – continued
2,363	Evergy, Inc.	$144,427

		289,141

	Electrical Equipment – 5.0%
1,155	AMETEK, Inc.	167,856
217	Hubbell, Inc.	52,798
3,193	nVent Electric PLC	137,108

		357,762

	Electronic Equipment, Instruments & Components – 2.3%
500	CDW Corp.	97,445
407	Keysight Technologies, Inc.(a)	65,722

		163,167

	Financial Services – 0.2%
271	Apollo Global Management, Inc.	17,116

	Health Care Equipment & Supplies – 2.8%
284	Cooper Cos., Inc.	106,034
1,211	Hologic, Inc.(a)	97,728

		203,762

	Health Care Providers & Services – 2.8%
1,271	AmerisourceBergen Corp.	203,500

	Hotels, Restaurants & Leisure – 1.4%
2,843	Aramark	101,779

	Household Products – 2.2%
1,757	Church & Dwight Co., Inc.	155,336

	Independent Power & Renewable Electricity Producers – 1.9%
5,538	Vistra Corp.	132,912

	Insurance – 6.3%
1,615	Allstate Corp.	178,958
819	Arthur J Gallagher & Co.	156,683
902	Reinsurance Group of America, Inc.	119,750

		455,391

	Life Sciences Tools & Services – 3.6%
441	Agilent Technologies, Inc.	61,008
2,679	Avantor, Inc.(a)	56,634
696	IQVIA Holdings, Inc.(a)	138,427

		256,069

	Machinery – 3.4%
983	Crane Holdings Co.	111,571
1,553	Otis Worldwide Corp.	131,073

		242,644

	Media – 3.2%
1,326	Nexstar Media Group, Inc.	228,947

Shares	Description	Value (†)

Common Stocks – continued
	Metals & Mining – 0.5%
2,271	Constellium SE(a)	$34,701

	Mortgage Real Estate Investment Trusts (REITs) – 1.5%
13,331	Rithm Capital Corp.	106,648

	Multi-Utilities – 4.0%
1,687	Ameren Corp.	145,740
2,346	CMS Energy Corp.	143,997

		289,737

	Oil, Gas & Consumable Fuels – 2.3%
668	Diamondback Energy, Inc.	90,294
351	Pioneer Natural Resources Co.	71,688

		161,982

	Professional Services – 8.1%
557	CACI International, Inc., Class A(a)	165,028
286	Equifax, Inc.	58,012
2,314	Maximus, Inc.	182,112
3,091	SS&C Technologies Holdings, Inc.	174,549

		579,701

	Semiconductors & Semiconductor Equipment – 1.0%
194	Analog Devices, Inc.	38,261
443	Entegris, Inc.	36,330

		74,591

	Software – 2.4%
480	Tyler Technologies, Inc.(a)	170,227

	Textiles, Apparel & Luxury Goods – 0.5%
762	Skechers USA, Inc., Class A(a)	36,210

	Total Common Stocks (Identified Cost $5,973,960)	6,542,598

Principal Amount

Short-Term Investments – 9.1%
$651,700	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $651,815 on 4/03/2023 collateralized by $681,900 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $664,773 including accrued interest(b) (Identified Cost $651,700)	651,700

	Total Investments – 100.2% (Identified Cost $6,625,660)	7,194,298
	Other assets less liabilities – (0.2)%	(17,780)

	Net Assets – 100.0%	$7,176,518

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,542,598	$—	$—	$6,542,598
Short-Term Investments	—	651,700	—	651,700

Total	$6,542,598	$651,700	$—	$7,194,298

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2023 (Unaudited)

Capital Markets	9.3%
Professional Services	8.1
Insurance	6.3
Electrical Equipment	5.0
Multi-Utilities	4.0
Electric Utilities	4.0
Commercial Services & Supplies	4.0
Construction & Engineering	3.8
Life Sciences Tools & Services	3.6
Communications Equipment	3.5
Machinery	3.4
Media	3.2
Chemicals	3.0
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	2.8
Software	2.4
Electronic Equipment, Instruments & Components	2.3
Oil, Gas & Consumable Fuels	2.3
Household Products	2.2
Other Investments, less than 2% each	15.1
Short-Term Investments	9.1

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%